SIGNIFICANT ACCOUNTING POLICIES (Schedule of Disaggregated Revenues By Major Product Line) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total revenues	$ 261,292	$ 293,426	$ 286,496
Products [Member]
Product Information [Line Items]
Total revenues	50,703	84,508
Services [Member]
Product Information [Line Items]
Total revenues	95,816	103,966
Subscriptions [Member]
Product Information [Line Items]
Total revenues	$ 114,773	$ 104,952